Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Oil and gas revenue, net	$ 7,000,836	$ 16,797,366	$ 9,375,029
Cost and expenses
Production	4,771,276	4,365,710	3,567,875
Depletion	1,300,417	5,119,174	1,451,032
Depreciation	87,408	175,764	145,035
Accretion of asset retirement obligation	269,114	219,536	264,075
Stock-based compensation	1,058,222	2,397,261	2,118,917
General and administrative	6,182,893	7,294,972	6,397,500
Geological and geophysical expenses	1,427,044	706,410	636,248
Impairment of exploration and evaluation assets			3,101,343
Total expenses	15,096,374	20,278,827	17,682,025
Loss before other income (expenses)	(8,095,538)	(3,481,461)	(8,306,996)
Other income (expense)
Interest income	53,386	19,179	86,739
Finance cost	(2,560,648)	(2,249,055)	(79,693)
Foreign exchange gain (loss)	(3,781,509)	(9,932,252)	1,272,450
Loss on extinguishment accounts payable and loan payable	(264,050)	(8,500)	97,051
Change in fair value of derivative liability		4,827	(686,504)
Loss on settlement agreement			(285,120)
Loss on write-off of notes and other receivables	(15,439)		(46,176)
Loss on impairment and sale of assets held for sale	(132,737)	(1,556,787)
Impairment of oil and gas properties	(9,892,000)
Loss on issuance of shares	(5,052)	(17,342)
Gain on net monetary position	18,431,488	18,984,099	1,826,495
Gain (loss) on sale of oil and gas properties and equipment	(466,092)	19,535
Gain on modification of lease	46,602
Gain on termination of lease		31,864
Other income		2,377
Total other income (expense)	1,413,949	5,297,945	2,185,242
Income (loss) before taxes	(6,681,589)	1,816,484	(6,121,754)
Deferred tax expense	(2,447,053)	(1,860,326)
Net income (loss)	(9,128,642)	(43,842)	(6,121,754)
Other comprehensive loss
Foreign currency translation	(3,333,512)	(10,013,192)	(3,636,492)
Comprehensive income (loss)	$ (12,462,154)	$ (10,057,034)	$ (9,758,246)
Net income (loss) per share - Basic	$ (0.06)	$ (0.00)	$ (0.10)
Net income (loss) per share - Diluted	$ (0.06)	$ (0.00)	$ (0.10)
Weighted average shares outstanding – Basic	142,318,767	81,084,843	62,491,482
Weighted average shares outstanding – Diluted	142,318,767	81,084,843	62,491,482